GOVERNMENTAL SUPPORT (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Other Liabilities, Noncurrent						$ 22,038	$ 29,214
The Netherlands [Member]
Payroll support amount		€ 3,671	$ 3,864	€ 18,135	$ 22,608
Accumulated debt to tax authorities	€ 24,886	€ 31,796				$ 27,347	$ 33,826
Germany [Member]
Payroll support, percentage	60.00%
American subsidiary [Member]
Payroll support amount			0		15,918
Reduction of labor expenses			$ 0		$ 16,925